American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
February 29, 2024

Intermediate-Term Tax-Free Bond Fund - Schedule of Investments
FEBRUARY 29, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.4%
Alabama — 2.6%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,652,626
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada) (LIQ FAC: Royal Bank of Canada)	1,645,000	1,651,370
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	15,813,798
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,919,090
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	1,630,000	1,697,105
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	17,187,188
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,643,721
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	3,750,000	4,170,480
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,017,244
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,042,031
Jefferson County Sewer Rev., 5.00%, 10/1/27	1,250,000	1,336,345
Jefferson County Sewer Rev., 5.00%, 10/1/28	2,000,000	2,175,579
Jefferson County Sewer Rev., 5.00%, 10/1/32	2,250,000	2,578,554
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49(1)	8,890,000	9,461,488
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Morgan Stanley)	5,000,000	5,353,981
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	11,715,000	12,446,273
		96,146,873
Alaska — 0.1%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	3,654,183
Arizona — 4.0%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.55%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(2)	605,000	603,095
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 5.54%, (S&P Municipal Bond 7‐Day High Grade Index plus 0.81%), 1/1/37	7,500,000	7,011,724
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.55%, (MUNIPSA plus 0.25%), 1/1/46	3,240,000	3,192,735
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(3)	315,000	317,040
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(3)	350,000	345,164
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(3)	600,000	603,424
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(3)	855,000	816,416
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/28	4,545,000	4,897,599
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(3)(4)(5)	5,000,000	300,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(3)	535,000	522,050
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(3)	725,000	626,990
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	324,440
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	275,377
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	683,780
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	327,804
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	327,478
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	258,142
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	570,632
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	1,790,992
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,667,716
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	504,699
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(3)	475,000	422,864
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(3)	250,000	212,084
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(3)	700,000	537,397
Arizona Sports & Tourism Authority Rev., 5.00%, 7/1/25 (BAM)	2,000,000	2,044,640

Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/28	2,090,000	2,296,915
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/29	2,500,000	2,805,867
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/34	2,105,000	2,487,902
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/35	5,000,000	5,888,589
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	930,043
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(3)	2,750,000	2,729,578
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	500,873
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	204,030
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	309,424
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	223,991
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	728,578
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	726,684
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	310,844
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,024,362
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,261,445
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/36	1,875,000	1,885,358
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,199,069
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,255,844
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(3)	10,965,000	11,159,177
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(3)	3,380,000	2,886,468
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(3)	1,140,000	888,772
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(3)	6,500,000	5,067,561
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(3)	3,140,000	2,354,340
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	936,439
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	831,459
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	674,651
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,685,522
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,553,473
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	180,000	184,398
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	2,805,000	2,841,402
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	382,764
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	292,796
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,695,509
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	470,363
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 3.87%, (MUNIPSA plus 0.57%), 1/1/35	3,390,000	3,385,239
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,750,000	1,811,552
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	5,200,000	5,730,045

Maricopa County Industrial Development Authority Rev., (HonorHealth Obligated Group), VRN, 4.10%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,726,578
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(3)	1,000,000	986,744
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(3)	1,855,000	1,861,750
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(3)	3,500,000	3,368,454
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(3)	1,650,000	1,321,868
Phoenix GO, 5.00%, 7/1/25	3,000,000	3,080,736
Phoenix GO, 5.00%, 7/1/26	2,750,000	2,887,686
Phoenix GO, 5.00%, 7/1/27	3,000,000	3,226,811
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.00%, 7/1/30	1,000,000	1,146,509
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.00%, 7/1/31	1,000,000	1,163,452
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.00%, 7/1/33	500,000	600,690
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	7,500,000	8,286,514
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	11,013,022
		148,456,422
California — 4.6%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,239,042
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,725,000	1,729,909
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,750,000	1,754,980
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,800,000	1,805,122
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,000,000	2,005,691
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,000,000	2,005,691
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(6)	2,000,000	1,906,045
Bay Area Toll Authority Rev., VRN, 4.40%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,750,388
Bay Area Toll Authority Rev., VRN, 3.58%, (MUNIPSA plus 0.28%), 4/1/56	7,000,000	6,996,459
California Community Choice Financing Authority Rev., VRN, 3.75%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	8,770,000	8,050,223
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,665,000	1,867,707
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(3)	1,090,000	1,079,122
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	5,149,838
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(3)	1,715,000	1,709,223
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,517,311
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,533,593
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,023,936
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	1,480,000	1,465,547
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(3)	1,350,000	1,378,180
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,255,000	6,334,658
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	7,982,492
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(6)	2,530,000	2,143,281
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(3)	3,200,000	2,287,708
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(3)	1,455,000	939,589
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	16,110,000	13,941,156
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,229,414
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,559,569
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 4.00%, 9/1/27	1,455,000	1,472,342
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,498,778
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,262,026
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,069,990
Metropolitan Water District of Southern California Rev., VRN, 3.44%, (MUNIPSA plus 0.14%), 7/1/37	5,000,000	4,996,397
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(3)	3,150,000	3,153,689
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(2)	800,000	824,185
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,030,232
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,057,159

Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,335,719
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,031,452
Orange County Community Facilities District Special Tax, 5.00%, 8/15/38	1,230,000	1,297,432
Orange County Community Facilities District Special Tax, 5.00%, 8/15/42	2,000,000	2,086,500
Orange County Community Facilities District Special Tax, 5.25%, 8/15/43	1,350,000	1,415,944
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,743,528
Orange County Transportation Authority Rev., 4.00%, 10/15/24(2)	7,140,000	7,181,500
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,039,302
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,399,098
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,170,803
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(6)	5,110,000	2,531,333
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	625,237
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,064,569
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/25, Prerefunded at 100% of Par(2)	6,000,000	6,100,176
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/37	800,000	946,239
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/38	825,000	970,239
State of California GO, 4.00%, 9/1/32	5,000,000	5,100,986
State of California GO, 4.00%, 8/1/35	10,000,000	10,151,922
State of California GO, 4.00%, 9/1/35	10,815,000	10,983,141
		170,925,792
Colorado — 3.2%
Adams County COP, 4.00%, 12/1/26	2,250,000	2,285,044
Adams County COP, 4.00%, 12/1/27	1,310,000	1,329,401
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,285,032
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	318,745
City & County of Denver Airport System Rev., 5.00%, 11/15/35	500,000	587,222
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	465,862
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	369,536
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	692,881
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	1,003,106
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,238,120
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,505,918
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,245,769
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	771,393
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,690,616
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	653,128
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,262,954
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	570,671
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,756,802
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	10,000,000	9,818,780
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	7,400,000	7,592,367
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,528,429
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	7,795,000	8,017,662
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,250,000	1,257,140
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,863,329
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,557,311
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	515,057
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	351,265
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	394,011
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	406,582
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	256,257
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,214,706

Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	614,477
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	8,866,953
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	1,984,461
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/44	4,875,000	5,103,678
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	726,058
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	746,308
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	518,707
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,009,873
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,008,665
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	525,930
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,072,246
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	819,401
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,622,913
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/26 (AGM)	600,000	626,766
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/28 (AGM)	670,000	725,509
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	400,000	438,886
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	735,000	806,454
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	300,000	333,750
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	755,000	839,938
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	300,000	337,981
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	935,000	1,053,374
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/31	1,235,000	1,338,855
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/32 (AGM)	500,000	570,066
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/33 (AGM)	425,000	484,202
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/34 (AGM)	325,000	369,499
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/34	1,465,000	1,589,680
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/35 (AGM)	350,000	395,813
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/35	1,540,000	1,665,837
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/36 (AGM)	250,000	281,345
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/37 (AGM)	275,000	306,880
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/37	1,000,000	1,014,806
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/37	1,700,000	1,819,877
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/38 (AGM)	300,000	333,812
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/38	1,785,000	1,901,591
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/40 (AGM)	1,100,000	1,212,215
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/45	3,875,000	3,889,658
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	708,470
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	727,207
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,396,363
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,966,210
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	185,363
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	204,745
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	140,882
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	213,863
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	135,632
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	228,267
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	130,376
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	237,686
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	130,326
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	238,232
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	130,265
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	254,608
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	140,622
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	553,464
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	166,650

Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	558,219
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	314,378
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	109,844
		118,633,232
Connecticut — 2.1%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	523,190
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	655,254
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,638,228
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	550,480
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,391,697
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,097,643
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,079,192
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	692,843
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,849,368
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,071,703
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,571,625
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	2,250,000	2,295,184
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,033,794
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,060,440
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,027,819
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,020,384
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(3)	990,000	992,693
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(3)	285,000	286,274
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(3)	1,065,000	1,069,374
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(3)	500,000	486,917
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(3)	1,500,000	1,263,144
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	634,836
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	527,882
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,160,529
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	367,964
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	418,445
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	6,500,000	6,512,820
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.80%, 7/1/57	6,530,000	6,440,381
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(3)	5,000,000	5,046,571
State of Connecticut GO, 5.00%, 1/15/29	5,615,000	6,237,654
State of Connecticut GO, 5.00%, 4/15/32	5,000,000	5,558,959
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,837,254
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	13,253,478
State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,163,817
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,153,973
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,054,229
		79,026,038
Delaware — 0.1%
Delaware River & Bay Authority Rev., 5.00%, 1/1/34	400,000	477,626
Delaware River & Bay Authority Rev., 5.00%, 1/1/35	1,750,000	2,079,995
Delaware River & Bay Authority Rev., 5.00%, 1/1/36	550,000	648,626
Delaware River & Bay Authority Rev., 5.00%, 1/1/37	700,000	816,291
		4,022,538
District of Columbia — 1.4%
District of Columbia GO, 5.00%, 6/1/25	1,590,000	1,627,833
District of Columbia GO, 5.00%, 6/1/30	7,130,000	8,166,533
District of Columbia Rev., 5.00%, 10/1/33	14,600,000	16,374,185

District of Columbia Rev., 4.00%, 3/1/45	9,890,000	9,868,381
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,276,193
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,267,280
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	2,635,000	2,648,252
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	250,579
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/41	5,100,000	5,773,059
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/43	3,330,000	3,724,028
		50,976,323
Florida — 6.2%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,752,653
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,001,060
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,856,269
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	504,659
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	509,234
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	264,425
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,041,396
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	523,231
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	522,395
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	521,258
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	519,812
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/37	940,000	988,306
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/38	680,000	710,413
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/39	765,000	793,874
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/40	855,000	883,480
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/41	945,000	972,953
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/42	1,045,000	1,069,740
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/43	1,145,000	1,168,132
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/48	2,500,000	2,527,592
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	2,955,000	3,314,152
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	4,514,137
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(3)	1,850,000	1,570,970
Florida Development Finance Corp. Rev., (Florida Health Sciences Center, Inc. Obligated Group), VRN, 5.00%, 8/1/56	8,700,000	9,654,409
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(3)	300,000	294,621
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(3)	225,000	216,553
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(3)	470,000	444,829
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(3)	1,050,000	981,543
Florida Insurance Assistance Interlocal Agency, Inc. Rev., (Florida Insurance Guaranty Association, Inc.), 5.00%, 9/1/24	15,600,000	15,693,772
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	300,000	316,300
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	550,000	579,884
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	400,000	431,898
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	600,000	647,846
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	400,000	441,716
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	650,000	717,788
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	800,000	912,235
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	1,000,000	1,140,294
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	3,500,000	4,023,167
Fort Myers Rev., 4.00%, 12/1/29	170,000	173,442
Fort Myers Rev., 4.00%, 12/1/30	150,000	152,905
Fort Myers Rev., 4.00%, 12/1/31	650,000	661,624
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,801,859
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,498,788
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/32	1,100,000	1,297,895
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,266,898
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,568,861
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,514,948

Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,390,528
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,371,645
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,087,291
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	504,981
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	660,000	673,124
Orlando Utilities Commission Rev., 5.00%, 10/1/42	3,200,000	3,617,741
Orlando Utilities Commission Rev., 5.00%, 10/1/43	6,800,000	7,620,023
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	432,708
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	269,231
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	735,363
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(6)	1,200,000	728,125
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(6)	3,000,000	1,710,427
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(6)	1,500,000	764,345
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(6)	1,800,000	856,785
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,188,901
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	972,635
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,104,098
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,497,968
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,471,274
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	949,835
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	2,000,000	1,881,508
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/27 (AGM)	500,000	534,696
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/28 (AGM)	600,000	651,889
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/29 (AGM)	500,000	553,056
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/30 (AGM)	550,000	618,593
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/32 (AGM)	1,075,000	1,244,595
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	850,000	873,065
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	15,415,000	15,557,325
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	1,350,000	1,240,871
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	5,050,557
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,346,111
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	953,404
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,836,658
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,126,584
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,431,585
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	6,474,385
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	810,804
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,006,615
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	12,740,000	12,286,902
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,177,867
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,493,499
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,211,412
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	986,897
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/30 (AGM)	915,000	1,017,654
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/33 (AGM)	850,000	983,257
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/34 (AGM)	500,000	577,738
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/37 (AGM)	1,175,000	1,328,249
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28	2,040,000	2,043,800
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33	1,815,000	1,817,343
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	125,000	124,748

Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(3)	495,000	483,909
Village Community Development District No. 13 Special Assessment, 1.80%, 5/1/26	455,000	435,759
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	955,000	915,159
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(3)	1,705,000	1,582,521
Village Community Development District No. 13 Special Assessment, 2.55%, 5/1/31	980,000	890,557
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,105,000	2,939,176
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(3)	2,255,000	2,008,375
Village Community Development District No. 13 Special Assessment, 2.85%, 5/1/36	975,000	835,499
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(3)	2,420,000	2,040,424
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/41	1,460,000	1,165,375
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	4,410,000	3,313,558
Village Community Development District No. 14 Special Assessment, 5.125%, 5/1/37	4,450,000	4,644,078
Village Community Development District No. 14 Special Assessment, 5.375%, 5/1/42	3,955,000	4,111,056
Village Community Development District No. 15 Special Assessment, 4.375%, 5/1/33(3)	1,000,000	1,017,565
Village Community Development District No. 15 Special Assessment, 4.85%, 5/1/38(3)	750,000	760,651
Village Community Development District No. 15 Special Assessment, 5.00%, 5/1/43(3)	500,000	511,438
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,063,093
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,276,172
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,106,837
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,156,831
		228,410,944
Georgia — 2.2%
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	906,703
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	8,066,596
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	2,585,000	2,800,819
George L Smith II Congress Center Authority Rev., 2.375%, 1/1/31	2,000,000	1,791,320
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	1,100,000	1,110,882
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(3)	2,460,000	2,262,893
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(3)	4,355,000	4,361,389
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,185,933
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,070,535
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,876,050
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,200,000	20,310,969
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	6,900,000	7,346,451
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	10,400,000	10,973,337
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,258,191
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,501,700
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,426,090
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,787,029
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	2,087,197
		80,124,084
Hawaii — 0.3%
City & County of Honolulu GO, 4.00%, 7/1/42	4,025,000	4,087,595
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	7,713,005
		11,800,600
Illinois — 9.3%
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,014,586
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,034,184
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,729,962
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,015,110
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/39 (BAM)	1,340,000	1,460,113
Chicago GO, 5.00%, 1/1/30	6,600,000	7,165,905
Chicago GO, 4.00%, 1/1/35	3,000,000	3,059,132
Chicago GO, 5.25%, 1/1/38	5,000,000	5,412,732

Chicago GO, 6.00%, 1/1/38	5,000,000	5,241,127
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	6,705,000	7,126,608
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	8,295,000	8,816,586
Chicago Board of Education GO, 5.00%, 12/1/31 (AGM)	1,250,000	1,327,603
Chicago Board of Education GO, 5.00%, 12/1/31 (AGM)	2,250,000	2,387,668
Chicago Board of Education GO, 5.00%, 12/1/32 (AGM)	1,000,000	1,060,797
Chicago Midway International Airport Rev., 5.00%, 1/1/34 (BAM)	2,000,000	2,356,616
Chicago Midway International Airport Rev., 5.00%, 1/1/35 (BAM)	3,000,000	3,526,918
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	9,327,940
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,466,208
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,271,095
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,506,289
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,504,636
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/39 (BAM)	1,190,000	1,329,369
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/40 (BAM)	1,700,000	1,887,461
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/41 (BAM)	1,950,000	2,154,647
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,002,345
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,030,449
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,102,941
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,395,386
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,571,779
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,002,648
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,002,648
Chicago Wastewater Transmission Rev., 5.00%, 1/1/33 (AGM)	6,000,000	6,938,513
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	764,100
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	762,362
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,518,175
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,303,944
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,128,407
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,100,418
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,349,165
Chicago Waterworks Rev., 5.00%, 11/1/31 (AGM)	1,650,000	1,903,110
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,676,345
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,564,829
Cook County GO, 5.00%, 11/15/25	3,600,000	3,704,082
Cook County GO, 5.00%, 11/15/27	2,800,000	2,926,841
Cook County GO, 5.00%, 11/15/28	1,000,000	1,045,828
Cook County GO, 5.00%, 11/15/29	3,270,000	3,418,994
Cook County GO, 5.00%, 11/15/31	2,350,000	2,460,175
Cook County GO, 5.00%, 11/15/34	2,000,000	2,082,713
Cook County GO, 5.00%, 11/15/35	1,800,000	1,869,257
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,204,265
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,039,738
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,504,676
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,153,017
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,215,859
Cook County Sales Tax Rev., 5.25%, 11/15/45	7,275,000	8,036,044
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,000,000
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,060,945
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,034,626
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,118,659
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,251,683
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,313,012

Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,378,912
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,445,755
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,599,093
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	401,815
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	408,928
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	364,710
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	420,320
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	800,645
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,698,441
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,531,504
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,009,102
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,949,316
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,112,467
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	517,971
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	326,096
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	516,748
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	588,309
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	514,160
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,526,406
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,053,450
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 4.00%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	1,961,973
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	337,413
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	715,079
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	758,354
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,000,000	5,089,396
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,475,000	5,572,889
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	11,432,895
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	5,038,748
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,355,268
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,674,622
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,079,594
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,079,527
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,293,190
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,693,321
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	5,810,000	5,878,806
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	11,410,000	11,755,454
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,502,939
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	1,670,000	1,888,508
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/26, Prerefunded at 100% of Par(2)	3,000,000	3,127,311
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,000,000
State of Illinois GO, 5.00%, 11/1/27	15,000,000	15,956,529
State of Illinois GO, 5.125%, 12/1/29	17,000,000	18,182,012
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,788,810
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,252,908
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,001,130
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,084,778
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,630,665
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,176,348
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/40	1,220,000	1,384,262
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/41	1,665,000	1,886,889
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,337,644
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,634,637
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,161,702
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	809,592
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,548,560

Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,055,371
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,053,099
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	750,000
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,000,000
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	905,000
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,088,671
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,256,848
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,952,391
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(2)	55,000	57,080
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,414,865
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,011,849
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,376,027
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AGM)	2,760,000	2,833,269
		342,731,641
Indiana — 0.8%
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,147,477
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,053,632
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,559,943
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/32	325,000	357,215
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/33	415,000	458,332
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/38	800,000	858,013
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/43	860,000	906,389
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,926,874
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,025,705
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,056,709
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,076,871
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	3,635,000	3,898,314
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	3,030,000	3,105,600
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/27	2,000,000	2,055,896
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,005,273
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,156,878
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,229,646
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,434,821
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,217,650
		28,531,238
Iowa — 0.2%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	1,275,000	1,529,236
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	1,275,000	1,517,033
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 4.27%, (SOFR plus 0.55%), 5/15/56	5,000,000	4,652,600
		7,698,869
Kansas — 0.0%
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 2.875%, 4/1/30	570,000	549,391
Kentucky — 2.1%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/28	600,000	630,543
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/29	265,000	282,311
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/32	900,000	952,456
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/33	580,000	585,026
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/34	500,000	503,266
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/35	465,000	466,497
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/36	380,000	379,262
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/38	745,000	727,810
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	775,000	788,499
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,714,625
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,000,422

Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,356,203
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	10,007,720
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	15,000,687
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	14,772,551
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	12,000,000	12,942,909
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/31 (BAM)	2,000,000	2,154,252
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/33 (BAM)	1,750,000	1,885,084
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,538,577
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,148,707
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,093,164
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,349,009
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,564,577
		77,844,157
Louisiana — 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,065,749
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(2)	6,000,000	6,188,399
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,023,316
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,023,474
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/39	1,625,000	1,826,369
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/40	1,750,000	1,957,007
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	525,048
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	874,651
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	381,967
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,198,074
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,304,679
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,298,012
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	200,639
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	796,524
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	12,600,000	12,505,655
State of Louisiana GO, 4.00%, 5/1/32	4,250,000	4,275,846
		37,445,409
Maryland — 1.0%
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	614,343
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	1,600,000	1,612,903
Baltimore Rev., (Harbor Point Special Taxing District), 4.25%, 6/1/26	1,100,000	1,096,237
Baltimore Rev., (Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,507,760
Baltimore Rev., (Harbor Point Special Taxing District), 4.875%, 6/1/42	1,375,000	1,384,686
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,597,102
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	526,504
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,102,471
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/24 (AGM)	300,000	300,326
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/25 (AGM)	330,000	333,123
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/26 (AGM)	375,000	381,993
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/35 (AGM)	1,230,000	1,275,498
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/43 (AGM)	1,000,000	1,017,822
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	202,210
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	178,410
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	123,281
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	133,310

Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	179,074
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	255,509
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	306,051
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	330,750
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,721,552
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,641,804
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,396,570
State of Maryland GO, 4.00%, 3/15/30	10,000,000	10,352,099
		37,571,388
Massachusetts — 2.4%
Commonwealth of Massachusetts GO, 5.00%, 10/1/34	10,000,000	12,054,349
Massachusetts GO, 5.00%, 1/1/35	10,000,000	11,050,329
Massachusetts GO, 5.00%, 10/1/37	10,000,000	11,598,277
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	444,703
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	750,000	885,669
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	1,000,000	1,180,892
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,172,069
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,465,086
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,330,899
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,153,484
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,828,272
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/25	2,345,000	2,387,653
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/26	2,280,000	2,375,160
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/34	1,000,000	1,206,975
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/35	550,000	660,753
Massachusetts Development Finance Agency Rev., (Beth Israel Lahey Health Obligated Group), 5.00%, 7/1/34	3,250,000	3,862,069
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,425,000	2,638,258
Massachusetts Development Finance Agency Rev., (Children's Hospital Corp. Obligated Group), 5.00%, 3/1/34	2,000,000	2,405,734
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,305,644
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,224,755
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(3)	130,000	129,921
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(3)	125,000	125,020
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(3)	160,000	161,043
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(3)	160,000	162,180
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(3)	170,000	173,422
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(3)	300,000	307,856
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(3)	325,000	335,114
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(3)	350,000	360,737
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(3)	400,000	412,063
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(3)	315,000	324,337
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(3)	300,000	308,558
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(3)	275,000	282,009

Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(3)	465,000	474,216
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(3)	245,000	248,199
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(3)	1,850,000	1,881,390
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/47(3)	1,000,000	995,845
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	655,226
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	817,908
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	817,942
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	579,148
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	493,006
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	463,731
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	625,975
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	1,877,182
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/33	4,605,000	5,603,839
		87,846,897
Michigan — 3.1%
Birmingham City School District GO, 5.00%, 5/1/29	1,550,000	1,720,556
Birmingham City School District GO, 5.00%, 5/1/30	1,875,000	2,114,578
Birmingham City School District GO, 5.00%, 5/1/31	2,250,000	2,570,829
Birmingham City School District GO, 5.00%, 5/1/32	1,900,000	2,195,728
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,479,532
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,597,118
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,696,622
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,862,212
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	1,999,323
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,856,696
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,478,355
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,594,022
Detroit GO, 5.00%, 4/1/32	1,275,000	1,365,242
Detroit GO, 5.00%, 4/1/34	1,000,000	1,068,130
Detroit GO, 5.00%, 4/1/37	1,750,000	1,800,194
Detroit GO, 5.00%, 4/1/38	2,650,000	2,769,128
Detroit GO, 4.00%, 4/1/42	1,625,000	1,479,864
Detroit GO, 6.00%, 5/1/43	250,000	279,147
Detroit GO, 5.00%, 4/1/46	1,745,000	1,776,160
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/24 (AGM)	850,000	853,138
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/25 (AGM)	550,000	552,451
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/26 (AGM)	600,000	602,508
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/27 (AGM)	1,250,000	1,255,266
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/28 (AGM)	1,600,000	1,606,740
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/30 (AGM)	1,255,000	1,259,838
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/31 (AGM)	1,625,000	1,631,000
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/24 (AGM)	750,000	752,769
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/25 (AGM)	500,000	502,228
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	989,510
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,021,797
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,532,361
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,686,634
Livonia Public Schools GO, 5.00%, 5/1/33 (AGM)	400,000	471,114
Livonia Public Schools GO, 5.00%, 5/1/34 (AGM)	1,030,000	1,206,307
Livonia Public Schools GO, 5.00%, 5/1/35 (AGM)	505,000	589,938
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/25	5,090,000	5,178,917
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/26	5,000,000	5,198,123

Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/27	3,370,000	3,581,480
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/28	2,000,000	2,169,937
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	3,950,000	3,923,550
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 11/1/46	5,000,000	4,873,645
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/27	3,030,000	3,056,378
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/28	3,465,000	3,494,968
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,008,165
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,506,075
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 4.00%, 6/1/34	2,000,000	2,064,581
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 4.00%, 6/1/36	1,200,000	1,223,407
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,003,927
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	1,250,000	1,254,909
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	1,400,000	1,405,498
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	1,565,000	1,571,146
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,106,437
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,053,701
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,556,468
State of Michigan Trunk Line Rev., 5.00%, 11/15/32	1,500,000	1,783,384
State of Michigan Trunk Line Rev., 5.00%, 11/15/33	1,500,000	1,812,125
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,120,688
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,008,234
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	655,309
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,184,522
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,158,990
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/37 (AGM)	1,750,000	2,038,585
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/38 (AGM)	600,000	704,851
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/39 (AGM)	1,250,000	1,464,922
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,551,221
		114,931,178
Minnesota — 0.2%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,055,452
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,045,040
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	381,111
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	409,171
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	391,379
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	376,677
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,201,874
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	809,862
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,074,729
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,038,560
		8,783,855
Mississippi — 0.1%
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,265,432
Missouri — 1.0%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,000,000
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	833,662
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,163,857
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,422,080
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,315,791
Eureka COP, 5.00%, 4/1/34 (BAM)	1,000,000	1,140,321
Eureka COP, 5.00%, 4/1/35 (BAM)	1,000,000	1,142,516
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	5,000,000	5,063,731
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	4,879,187
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.50%, 12/1/40	1,100,000	1,269,461

Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.50%, 12/1/41	2,100,000	2,413,147
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 4.00%, 2/15/37	500,000	508,522
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	1,000,000	1,037,150
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	2,000,000	2,155,478
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	560,713
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	271,623
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	544,564
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	570,729
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	516,563
Liberty Public School District No. 53 GO, 5.00%, 3/1/24	4,130,000	4,130,000
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	503,603
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	977,317
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	638,843
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	2,975,577
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,002,891
		38,037,326
Nebraska — 2.0%
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,122,832
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	10,000,000	10,031,156
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	14,000,000	14,699,761
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	35,150,000	37,168,387
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,161,320
Nebraska Public Power District Rev., 5.00%, 7/1/28	2,750,000	2,990,584
Omaha Public Power District Rev., 5.00%, 2/1/40	1,885,000	2,147,501
		73,321,541
Nevada — 1.2%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	777,471
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	760,769
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	790,494
Henderson Local Improvement Districts Special Assessment, (Henderson NV Local Improvement District No T-18), 4.00%, 9/1/24	1,840,000	1,838,269
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(2)	1,270,000	1,367,075
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(2)	1,840,000	1,997,824
Henderson Redevelopment Agency Tax Allocation (Downtown Redevelopment Area), 5.00%, 10/1/31 (BAM)	1,245,000	1,413,259
Henderson Redevelopment Agency Tax Allocation (Downtown Redevelopment Area), 5.00%, 10/1/33 (BAM)	1,000,000	1,158,940
Henderson Redevelopment Agency Tax Allocation (Downtown Redevelopment Area), 5.25%, 10/1/35 (BAM)	1,000,000	1,165,797
Henderson Redevelopment Agency Tax Allocation (Downtown Redevelopment Area), 5.25%, 10/1/37 (BAM)	1,000,000	1,146,169
Henderson Redevelopment Agency Tax Allocation (Downtown Redevelopment Area), 5.25%, 10/1/38 (BAM)	1,000,000	1,138,323
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 4.00%, 7/1/32	3,810,000	3,874,525
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/34	650,000	762,110
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/35	700,000	817,459
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/36	1,000,000	1,158,899
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/37	795,000	912,725
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/38	800,000	907,844
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	445,000	394,582
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	990,000	835,675

Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	975,000	767,826
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	475,000	432,572
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	515,000	440,524
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	990,000	951,544
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	650,000	476,955
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,385,000	2,373,264
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,420,000	939,919
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 5.50%, 6/1/38	375,000	389,179
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 5.75%, 6/1/43	500,000	518,859
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,589,811
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,083,840
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	953,527
State of Nevada GO, 5.00%, 5/1/37	6,960,000	8,237,967
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/32	1,000,000	1,055,952
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	3,029,663
		46,459,611
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/41	2,250,000	1,897,890
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/37 (BAM)	860,000	974,008
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/38 (BAM)	665,000	747,504
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/39 (BAM)	790,000	896,795
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/41 (BAM)	1,325,000	1,492,603
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/42 (BAM)	1,070,000	1,202,183
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 4.125%, 12/1/43 (BAM)	1,500,000	1,501,145
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	13,796,405	13,457,223
		22,169,351
New Jersey — 4.2%
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/37	2,500,000	2,846,090
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,003,683
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,024,594
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,040,230
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,168,578
New Jersey Economic Development Authority Rev., (State Capitol Joint Management Commission), 5.00%, 6/15/30	5,150,000	5,632,045
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/24	4,015,000	4,032,134
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25	5,000,000	5,020,036
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/25, Prerefunded at 100% of Par(2)	3,310,000	3,403,603
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/26	5,000,000	5,018,625
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 6/15/27	5,000,000	5,304,537
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/31	4,790,000	5,345,328
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/27 (BAM)	3,000,000	3,162,332
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/28 (BAM)	6,000,000	6,345,356
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/33	1,000,000	1,036,416
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	5,810,000	6,287,040
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	11,140,524
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(2)	1,500,000	1,563,044
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(2)	1,500,000	1,563,044
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,092,338
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	3,028,524
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,081,962
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	3,820,499
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	6,691,222

New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,329,408
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	18,907,630
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/37	1,000,000	1,143,362
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,012,991
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,224,250
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,237,019
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,060,167
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,435,877
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,723,612
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	6,212,467
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,229,971
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,999,996
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,277,264
		155,445,798
New Mexico — 0.1%
New Mexico Finance Authority Rev., 5.00%, 6/1/28	400,000	409,916
New Mexico Finance Authority Rev., 5.00%, 6/1/33	800,000	818,755
New Mexico Finance Authority Rev., 5.00%, 6/1/38	1,320,000	1,342,644
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,025,344
		3,596,659
New York — 11.9%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	411,375
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	359,770
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	359,717
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,761,294
Brookhaven Local Development Corp. Rev., (Long Island Community Hospital at NYU Langone Health Obligated Group), 4.00%, 10/1/45 (GA: NYU Langone Hospitals)	2,000,000	1,937,684
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,890,534
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	928,562
Long Island Power Authority Rev., 5.00%, 9/1/33	4,000,000	4,843,976
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	11,482,483
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,522,064
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,339,353
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	9,964,145
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	7,943,849
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	5,000,000	4,803,734
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,140,168
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,444,698
New York City GO, 5.00%, 8/1/25	1,700,000	1,728,294
New York City GO, 5.00%, 8/1/26	5,370,000	5,457,006
New York City GO, 5.00%, 8/1/33	500,000	551,812
New York City GO, 5.00%, 8/1/33	1,000,000	1,103,624
New York City GO, 5.00%, 8/1/33	1,000,000	1,187,264
New York City GO, 5.00%, 8/1/34	1,000,000	1,192,661
New York City GO, 5.00%, 4/1/35	1,250,000	1,465,905
New York City GO, 5.00%, 8/1/35	5,900,000	6,936,413
New York City GO, 5.00%, 8/1/37	5,520,000	6,412,311
New York City GO, 5.25%, 10/1/39	2,000,000	2,312,961
New York City GO, 5.25%, 10/1/40	3,000,000	3,438,852
New York City GO, 4.00%, 9/1/46	4,960,000	4,894,903
New York City GO, 4.00%, 3/1/47	5,000,000	4,926,060
New York City GO, 4.00%, 3/1/50	3,030,000	2,964,349
New York City GO, VRDN, Series 1, 3.75%, 3/1/24 (SBBPA: JPMorgan Chase Bank N.A.)	6,035,000	6,035,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,060,037

New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/34	3,000,000	3,646,488
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	10,090,426
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,633,830
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,881,612
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	6,895,000	6,936,229
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	7,750,000	7,755,926
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/47	3,500,000	3,854,840
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.75%, 3/1/24 (SBBPA: JPMorgan Chase Bank N.A.)	7,330,000	7,330,000
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/36	1,740,000	2,066,916
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	10,252,079
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,873,190
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	7,485,000	8,975,961
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	407,851
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	7,500,000	7,837,019
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,400,845
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,731,452
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	10,000,000	11,564,716
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,859,991
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 3.75%, 3/1/24 (SBBPA: JPMorgan Chase Bank N.A.)	4,600,000	4,600,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 3.75%, 3/1/24 (SBBPA: JPMorgan Chase Bank N.A.)	5,560,000	5,560,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	9,795,000	11,639,155
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/36 (AGM)	1,000,000	1,191,928
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/37 (AGM)	400,000	471,609
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/38 (AGM)	475,000	555,455
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/40 (AGM)	700,000	828,620
New York State Dormitory Authority Rev., 5.00%, 10/1/27 (BAM)	3,600,000	3,891,885
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,430,794
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,811,009
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	5,000,000	5,901,583
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/33	5,000,000	5,993,528
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/38	13,490,000	14,251,198
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	2,135,000	2,189,245
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/46	5,040,000	4,966,035
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,075,634
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	10,150,447
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,165,853
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/36	5,855,000	6,171,154
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	10,000,000	10,128,942
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/43	10,000,000	11,093,141
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,647,159
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,415,339
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,727,855
State of New York GO, 5.00%, 3/15/40	1,675,000	1,931,287
State of New York GO, 5.00%, 3/15/41	1,750,000	2,006,257
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	731,526
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,001,929
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	999,760
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	455,000	467,356
Town of Oyster Bay GO, 5.00%, 8/1/26 (AGM)	950,000	1,000,031
Town of Oyster Bay GO, 5.00%, 8/1/27 (AGM)	1,000,000	1,078,005
Town of Oyster Bay GO, 5.00%, 8/1/28 (AGM)	1,250,000	1,377,815

Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	714,717
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	640,977
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	862,986
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,697,562
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,474,260
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/42	3,520,000	3,937,561
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,383,610
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	2,300,000	2,533,220
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	2,875,000	3,121,165
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	6,125,000	6,815,627
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	16,315,000	16,322,094
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	6,140,000	6,354,834
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/35	3,750,000	4,229,078
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,347,768
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(3)	4,545,000	4,496,876
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/32 (AGM)	2,000,000	2,305,860
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/33 (AGM)	2,000,000	2,328,847
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/34 (AGM)	1,500,000	1,737,594
		441,656,399
North Carolina — 1.4%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,357,419
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,533,963
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/28	1,000,000	1,080,576
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/29	1,500,000	1,649,752
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/30	1,340,000	1,468,004
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.625%, 1/15/48	1,000,000	1,003,076
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,211,447
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,584,674
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	978,198
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	896,533
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,034,370
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	564,874
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,740,997
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	972,978
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,067,125
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,102,227
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,202,766
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	600,000	567,888
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	900,672
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 3.75%, 10/1/28(1)	525,000	526,023
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,178,020
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	16,567,212
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/27	3,250,000	3,485,535
		50,674,329
Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/34	3,000,000	3,278,333
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	4,875,000	4,927,575
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,012,584
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	770,000	785,484
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,668,309

Columbus GO, 5.00%, 4/1/34	2,625,000	3,087,698
Columbus GO, 5.00%, 4/1/35	2,000,000	2,346,363
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,360,876
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,045,740
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,660,497
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,800,714
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	414,832
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	477,977
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	834,957
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	772,681
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/35	1,100,000	1,302,351
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	878,135
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,666,414
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/30	5,120,000	5,914,596
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/33	4,000,000	4,831,692
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/34	3,000,000	3,590,176
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	2,905,000	3,360,097
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/33	700,000	807,021
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/34	1,000,000	1,148,583
Worthington City School District GO, 5.00%, 12/1/41	1,400,000	1,582,203
Worthington City School District GO, 5.00%, 12/1/42	1,800,000	2,025,511
		57,581,399
Oklahoma — 0.3%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,525,388
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,014,934
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,015,376
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48 (OK CERF)	5,385,000	5,233,191
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48 (OK CERF)	1,000,000	989,660
		9,778,549
Oregon — 0.9%
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	504,664
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	495,563
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	3,643,150
Forest Grove Rev., (Pacific University), 5.00%, 3/1/24	250,000	250,000
Forest Grove Rev., (Pacific University), 5.00%, 3/1/25	200,000	201,457
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,362,643
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	206,119
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	273,031
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	241,717
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	205,374
State of Oregon GO, 5.00%, 5/1/32	1,000,000	1,183,605
State of Oregon GO, 5.00%, 6/1/32	2,405,000	2,850,487
State of Oregon GO, 5.00%, 5/1/33	1,500,000	1,804,308
State of Oregon GO, 5.00%, 6/1/33	1,000,000	1,204,426
State of Oregon GO, 5.00%, 5/1/34	2,000,000	2,393,988
State of Oregon GO, 5.00%, 6/1/34	1,000,000	1,198,313
State of Oregon Department of Transportation Rev., 5.00%, 11/15/30	1,250,000	1,438,680
State of Oregon Department of Transportation Rev., 5.00%, 11/15/31	1,675,000	1,960,911
State of Oregon Department of Transportation Rev., 5.00%, 11/15/33	630,000	749,019
State of Oregon Department of Transportation Rev., 5.00%, 11/15/35	3,710,000	4,413,219
State of Oregon Department of Transportation Rev., 5.00%, 11/15/36	2,900,000	3,419,539
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(3)	500,000	549,390
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(3)	500,000	549,140

Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(3)	500,000	550,894
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(3)	600,000	654,828
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(3)	800,000	859,777
		34,164,242
Pennsylvania — 4.7%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,250,491
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,033,065
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	609,457
Bucks County Water & Sewer Authority Rev., 4.00%, 12/1/42 (AGM)	2,750,000	2,769,011
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	418,439
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,689,215
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	4,000,000	4,301,508
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	6,325,000	6,796,667
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,058,461
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,115,760
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,171,987
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,227,392
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,287,322
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	5,000,000	5,016,590
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 3.90%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,748,768
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,063,106
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,605,844
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,336,420
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,115,661
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,032,700
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	965,440
Luzerne County Industrial Development Authority Rev., (County of Luzerne), 5.00%, 12/15/27 (AGM)	1,000,000	1,032,069
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	561,049
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 4.85%, (1-month SOFR plus 1.04%), 8/15/48	3,000,000	3,000,070
Pennsylvania COP, 5.00%, 7/1/29	600,000	650,673
Pennsylvania COP, 5.00%, 7/1/30	750,000	811,610
Pennsylvania COP, 5.00%, 7/1/31	850,000	918,158
Pennsylvania COP, 5.00%, 7/1/35	450,000	481,607
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,139,322
Pennsylvania GO, 5.00%, 8/15/25	12,000,000	12,341,428
Pennsylvania GO, 4.00%, 2/1/32	6,200,000	6,294,384
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(2)	945,000	955,983
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,052,377
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,036,337
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	1,879,900
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,017,555
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	7,210,000	8,412,156
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/34	2,000,000	2,347,622
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	500,000	579,953
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	604,677
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,141,571
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,055,427
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,068,254
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,580,640

Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,193,723
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,736,650
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	1,942,697
Philadelphia Energy Authority Rev., (Philadelphia), 5.00%, 11/1/34	1,000,000	1,162,704
Philadelphia Energy Authority Rev., (Philadelphia), 5.00%, 11/1/35	1,000,000	1,157,297
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	1,817,131
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,196,049
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,280,000	1,536,891
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,500,000	1,786,715
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,261,458
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,812,381
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,635,924
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,743,124
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,088,144
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,955,411
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,082,445
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,101,268
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,563,549
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,553,449
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,288,784
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	528,387
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	511,968
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,316,730
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,214,703
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	1,735,563
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,241,437
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,069,498
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	1,761,101
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	798,480
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,725,225
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,075,540
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	4,500,000	5,471,217
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/36	365,000	334,195
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	316,708
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	423,573
Westmoreland County Industrial Development Authority Rev., (Excela Health Obligated Group), 4.00%, 7/1/37	1,400,000	1,319,061
		175,035,306
Rhode Island — 0.3%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,729,541
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	1,912,247
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,105,148
Providence Public Building Authority Rev., 4.00%, 9/15/33 (AGM)	5,620,000	5,786,313
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	467,886
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	517,764
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	517,263
		13,036,162
South Carolina — 1.0%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	365,000	350,698
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	887,698
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,215,271
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,149,287
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,599,454
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,773,973
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,132,820
Greenville County School District Rev., 5.00%, 12/1/25	2,500,000	2,588,259

Greenville County School District Rev., 5.00%, 12/1/26	5,000,000	5,299,928
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,217,734
Myrtle Beach Tax Allocation (Myrtle Beach Air Force Redevelopment Project Area), 5.00%, 10/1/26	450,000	469,359
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	8,250,000	8,834,514
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.00%, 11/1/26(3)	520,000	488,712
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.625%, 11/1/31(3)	1,000,000	873,753
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(3)	1,000,000	816,315
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/26, Prerefunded at 100% of Par(2)	3,750,000	3,825,170
		36,522,945
Tennessee — 0.5%
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/33 (BAM)	650,000	741,495
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/34 (BAM)	550,000	626,516
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/35 (BAM)	600,000	680,760
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/36 (BAM)	875,000	985,249
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/28	2,250,000	2,431,390
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson), 5.00%, 7/1/38 (AGM)	1,310,000	1,491,090
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson), 5.00%, 7/1/39 (AGM)	4,505,000	5,097,422
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	419,204
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	383,487
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	486,011
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	485,723
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	321,326
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	261,702
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	395,906
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	393,835
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	559,630
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	557,499
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	555,449
		16,873,694
Texas — 14.2%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,529,889
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,076,222
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,181,908
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,072,160
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,070,667
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	206,734
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	392,422
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	340,333
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	513,562
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	382,532
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	557,334
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	904,957
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	465,302
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,905,464
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,342,096
Austin Electric Utility Rev., 5.00%, 11/15/36	7,155,000	8,378,164
Austin Electric Utility Rev., 5.00%, 11/15/37	3,000,000	3,480,407
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,080,302
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	6,229,772

Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	4,900,235
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,388,724
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,221,537
Belton Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,012,541
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,128,886
Belton Independent School District GO, 4.00%, 2/15/47 (PSF-GTD)	3,100,000	3,055,207
Birdville Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,000,000	1,162,247
Central Texas Regional Mobility Authority Rev., 5.00%, 7/1/25, Prerefunded at 100% of Par(2)	2,000,000	2,049,881
Central Texas Turnpike System Rev., 5.00%, 8/15/37	10,305,000	10,359,949
Central Texas Turnpike System Rev., 5.00%, 8/15/42	10,540,000	10,563,877
Clear Creek Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	3,500,000	4,099,709
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,131,069
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	515,640
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,507,298
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.25%, 8/15/28	1,000,000	1,024,448
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/32	1,655,000	1,897,640
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/33	2,750,000	3,204,477
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/36	1,000,000	1,148,688
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/26 (PSF-GTD)	500,000	519,078
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/28 (PSF-GTD)	910,000	984,008
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/30 (PSF-GTD)	800,000	891,504
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/31 (PSF-GTD)	565,000	636,254
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/33 (PSF-GTD)	460,000	519,628
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/34 (PSF-GTD)	1,320,000	1,489,942
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/35 (PSF-GTD)	385,000	433,031
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/36 (PSF-GTD)	560,000	626,042
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/38 (PSF-GTD)	265,000	292,738
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 4.00%, 4/1/43 (PSF-GTD)	1,650,000	1,651,937
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,172,675
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	2,710,000	3,146,094
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	3,910,000	4,542,547
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/38 (PSF-GTD)	1,000,000	1,148,656
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	12,750,000	14,371,574
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,672,718
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/36	6,965,000	8,075,649
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/37	1,000,000	1,164,563
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	1,000,000	1,156,129
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	4,000,000	4,568,144
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	1,500,000	1,725,062
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/34	1,685,000	2,016,924
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/35	1,345,000	1,598,010
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/36	775,000	912,142
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/37	2,200,000	2,565,255
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,352,385
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,183,126
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,577,997
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,971,530
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	240,901
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	201,911
Denton Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,250,000	1,490,529
Denton Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,181,822
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,360,000	3,489,148
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,370,906
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,305,883
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	507,074

Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	6,560,000	6,609,945
Fort Bend Independent School District GO, 5.00%, 8/15/25 (PSF-GTD)	2,500,000	2,570,056
Fort Bend Independent School District GO, 5.00%, 8/15/26 (PSF-GTD)	5,000,000	5,257,464
Fort Bend Independent School District GO, 5.00%, 8/15/27 (PSF-GTD)	2,260,000	2,432,303
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,556,411
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,577,614
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,535,457
Frisco Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,500,000	1,755,081
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	8,365,000	8,516,684
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,742,218
Galveston Independent School District GO, 4.00%, 2/1/42 (PSF-GTD)	5,750,000	5,793,421
Garland Electric Utility System Rev., 5.00%, 3/1/32 (AGM)	800,000	919,281
Garland Electric Utility System Rev., 5.00%, 3/1/34 (AGM)	600,000	699,837
Garland Electric Utility System Rev., 5.00%, 3/1/35 (AGM)	960,000	1,118,455
Garland Electric Utility System Rev., 5.00%, 3/1/37 (AGM)	830,000	953,201
Garland Electric Utility System Rev., 5.00%, 3/1/39 (AGM)	525,000	595,573
Georgetown Utility System Rev., 5.00%, 8/15/33 (BAM)	1,025,000	1,187,356
Georgetown Utility System Rev., 5.00%, 8/15/34 (BAM)	2,130,000	2,461,733
Georgetown Utility System Rev., 5.00%, 8/15/35 (BAM)	700,000	804,600
Georgetown Utility System Rev., 5.00%, 8/15/36 (BAM)	560,000	637,352
Gregory-Portland Independent School District GO, 5.00%, 2/15/31 (PSF-GTD)	6,250,000	7,190,688
Gregory-Portland Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	6,240,000	7,286,407
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,700,367
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,536,476
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,024,603
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,024,603
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine), 5.00%, 5/15/29	4,000,000	4,396,327
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	630,000	622,783
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,589,242
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	931,670
Harris County Flood Control District Rev., (Harris County), 4.00%, 10/1/37	5,025,000	5,083,943
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	704,951
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	766,526
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,009,219
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	514,393
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,318,896
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,007,886
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	488,432
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,007,008
Harris Toll Road Rev., 5.00%, 8/15/33	4,000,000	4,773,703
Harris Toll Road Rev., 5.00%, 8/15/34	2,670,000	3,181,040
Hays Consolidated Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,200,000	1,399,361
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,053,295
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,304,338
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	2,072,661
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,244,725
Houston GO, 5.25%, 3/1/39	2,000,000	2,327,864
Houston GO, 5.25%, 3/1/40	1,145,000	1,320,454
Houston GO, 5.25%, 3/1/42	2,750,000	3,145,493
Houston Airport System Rev., 5.00%, 7/1/31 (AGM)	3,500,000	4,056,869
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	417,425
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	947,492
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,061,728

Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	714,131
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,346,742
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	3,042,282
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,273,129
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,073,730
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,445,523
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,530,810
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,014,787
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,515,434
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	254,877
Irving Independent School District GO, 5.00%, 2/15/33 (PSF-GTD)	1,500,000	1,768,369
Jacksboro Independent School District GO, VRN, 4.00%, 2/15/48 (PSF-GTD)	3,160,000	3,255,864
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	614,329
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	1,018,561
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,014,985
Katy Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	1,012,193
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,365,617
New Caney Independent School District GO, 5.00%, 2/15/33 (PSF-GTD)	1,350,000	1,595,963
New Caney Independent School District GO, 5.00%, 2/15/34 (PSF-GTD)	1,425,000	1,692,054
New Caney Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	600,000	708,920
New Caney Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,173,860
New Caney Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	500,000	581,232
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	737,997
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	483,278
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	515,904
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	1,000,000	1,061,907
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	1,000,000	1,061,907
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	1,000,000	1,061,907
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	1,670,000	1,773,384
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,672,536
North Texas Tollway Authority Rev., 5.00%, 1/1/27	7,825,000	8,307,143
North Texas Tollway Authority Rev., 5.00%, 1/1/31	11,415,000	11,566,402
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	7,000,000	6,926,903
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,574,205
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	2,075,603
Pasadena Economic Development Corp. Rev., (Pasadena Sales Tax Rev.), 5.25%, 8/15/39 (BAM)	1,000,000	1,135,177
Pasadena Economic Development Corp. Rev., (Pasadena Sales Tax Rev.), 5.25%, 8/15/42 (BAM)	1,000,000	1,119,096
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,494,002
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,535,457
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	813,475
Pasadena Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	1,009,597
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/32	3,000,000	3,558,122
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/33	2,000,000	2,408,281
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	4,695,000	4,759,731
Richardson Independent School District GO, 5.00%, 2/15/25 (PSF-GTD)	500,000	508,832
Richardson Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	1,000,000	1,040,628
Richardson Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	750,000	798,878
Richardson Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	500,000	544,187
Richardson Independent School District GO, 5.00%, 2/15/29 (PSF-GTD)	650,000	722,430
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,256,774

Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,353,847
San Antonio GO, 4.00%, 2/1/39	2,000,000	2,086,485
San Antonio GO, 4.00%, 2/1/40	2,000,000	2,065,859
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,540,064
San Antonio GO, 4.00%, 2/1/42	2,220,000	2,264,546
State of Texas GO, 5.00%, 10/1/29	10,000,000	10,305,382
State of Texas GO, 5.00%, 8/1/37	1,000,000	1,017,181
State of Texas GO, 5.00%, 8/1/40	5,245,000	5,307,772
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	4,840,000	4,992,957
Tarrant County Hospital District GO, 4.00%, 8/15/43	2,500,000	2,520,534
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,653,124
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	2,034,522
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	2,590,000	2,689,723
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,682,590
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,617,507
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,520,022
Texas Water Development Board Rev., (State Revolving Fund), 5.00%, 8/1/34	11,095,000	13,093,932
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	7,000,000	7,722,874
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/34	6,000,000	7,207,864
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/35	4,820,000	5,746,276
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/41	10,000,000	10,025,948
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	15,000,000	15,816,699
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/30	2,150,000	2,460,555
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,560,116
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,413,223
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/35	1,025,000	1,199,325
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	738,798
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,274,935
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,609,751
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,009,818
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,155,108
		527,695,178
Utah — 0.2%
Intermountain Power Agency Rev., 5.00%, 7/1/26	3,000,000	3,150,204
Intermountain Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,151,207
Intermountain Power Agency Rev., 5.00%, 7/1/36	2,000,000	2,327,779
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,044,690
		8,673,880
Vermont — 0.1%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	110,000	110,556
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	752,682
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,140,594
		5,003,832
Virginia — 1.2%
Arlington County Industrial Development Authority Rev., (Virginia Hospital Center Arlington Health System Obligated Group), VRN, 5.00%, 7/1/53	4,000,000	4,411,035
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	1,670,000	1,787,855
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	6,000,000	6,092,369
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,013,556
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,699,215
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	672,576
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(3)	3,775,000	3,686,050
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(3)	725,000	722,797
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(3)	1,500,000	1,499,528

Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,033,667
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	722,152
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	5,960,000	6,153,924
Virginia College Building Authority Rev., 5.00%, 2/1/28	2,500,000	2,731,147
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,024,706
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,195,866
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	3,810,529
		43,256,972
Washington — 3.1%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,181,099
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	15,308,933
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	4,990,000	5,940,592
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	5,795,000	6,771,579
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,716,374
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/33	1,175,000	1,385,558
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/34	1,325,000	1,562,578
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/35	1,000,000	1,177,219
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/36	1,750,000	2,041,449
Seattle Municipal Light & Power Rev., VRN, 3.55%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,677,796
State of Washington GO, 5.00%, 6/1/27	9,295,000	9,978,723
State of Washington GO, 5.00%, 7/1/27	10,000,000	10,164,393
State of Washington GO, 5.00%, 2/1/30	9,000,000	9,341,567
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,558,136
State of Washington GO, 5.00%, 2/1/34	10,865,000	12,500,443
State of Washington GO, 4.00%, 7/1/39	3,730,000	3,895,002
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,583,320
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 8/1/36	5,125,000	5,493,977
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	5,815,000	5,882,615
		113,161,353
West Virginia — 0.2%
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.00%, 9/1/40 (AGM)	1,500,000	1,623,806
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.125%, 9/1/42 (AGM)	4,000,000	4,378,451
		6,002,257
Wisconsin — 1.7%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	593,730
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/46	1,100,000	905,299
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	740,054
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	793,390
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	803,826
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	305,598
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	303,505
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	326,232
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,034,208
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	583,543
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/31(3)	1,290,000	1,377,901
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/32(3)	1,610,000	1,728,937
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/33(3)	1,955,000	2,106,060
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(3)	3,000,000	3,193,710
Public Finance Authority Rev., (CHF - Manoa LLC), 5.50%, 7/1/43(3)	2,145,000	2,270,531
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	990,293
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,718,657
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	2,843,292
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	2,986,674

Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,047,757
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(2)(3)	10,000	9,972
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(3)	85,000	83,474
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)(3)	25,000	27,119
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(2)(3)	65,000	73,399
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(3)	475,000	491,215
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(2)(3)	20,000	22,032
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(2)(3)	35,000	38,555
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(3)	1,675,000	1,699,451
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(3)	980,000	859,989
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(3)	1,215,000	996,278
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/46	685,000	631,257
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,928,356
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41(3)	1,500,000	1,298,299
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	6,415,000	7,067,920
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	8,100,000	8,921,705
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc Obligated Group), VRN, 5.00%, 10/1/54(1)	4,650,000	5,224,788
Wisconsin Health & Educational Facilities Authority Rev., (Marshfield Clinic Health System, Inc.), VRDN, 3.78%, 3/1/24 (LOC: Barclays Bank PLC)	1,075,000	1,075,000
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(3)	3,580,000	3,595,457
		61,697,463
TOTAL MUNICIPAL SECURITIES (Cost $3,644,611,302)		3,680,220,730
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
Blackrock Liquidity Funds MuniCash (Cost $121,531)	121,519	121,531
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $3,644,732,833)		3,680,342,261
OTHER ASSETS AND LIABILITIES — 0.6%		21,847,196
TOTAL NET ASSETS — 100.0%		$3,702,189,457

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
PSF-GTD	–	Permanent School Fund Guaranteed
Q-SBLF	–	Qualified School Board Loan Fund
SBBPA	–	Standby Bond Purchase Agreement
SOFR	–	Secured Overnight Financing Rate
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $139,602,016, which represented 3.8% of total net assets.
(4)Security is in default.
(5)Non-income producing.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,680,220,730	—
Short-Term Investments	$121,531	—	—
	$121,531	$3,680,220,730	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.